Capital Stock (Details) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Capital Stock (Textual)
Share-based payment award options, outstanding	883,334
2017 Equity Incentive Plan [Member]
Capital Stock (Textual)
Share-based payment award options, outstanding		0
Founder and President [Member]
Capital Stock (Textual)
Common stock, shares issued		4,000,000
Common Class A [Member]
Capital Stock (Textual)
Common stock, shares authorized	6,000,000	6,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Class A [Member] | 2017 Equity Incentive Plan [Member]
Capital Stock (Textual)
Common stock, shares authorized		1,000,000
Common Class B [Member]
Capital Stock (Textual)
Common stock, shares authorized	4,000,000	4,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	4,000,000	4,000,000
Common stock, shares outstanding	4,000,000	4,000,000